Income Taxes - Schedule of Deferred Income Tax and Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ 839,253	$ 946,673	$ 818,879
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,354,282	5,070,844	4,933,221
Mexico [Member] | Allowance for credit losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	7,209	8,267	34,813
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	37,645	31,854	30,017
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	511,166	411,620	372,266
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	4,461,211	4,162,475	4,046,418
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	130,776	118,215	111,492
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	387	268	(121)
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	170,990	233,965	137,330
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	27,257	20,898	25,701
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	12,966	9,469	7,251
Mexico [Member] | Unused tax credits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	25,342	94,259	168,054
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(30,667)	(20,446)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(839,253)	(946,673)	(818,879)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(2,008)	(2,209)	(1,908)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	16,238	16,586	13,903
Jamaica [Member] | Machinery, equipment and improvements on leased buildings [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(103,782)	(114,627)	(100,485)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(748,879)	(835,432)	(728,231)
Jamaica [Member] | Trade receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (822)	$ (10,991)	$ (2,158)